Expense Example, No Redemption - FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF - FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	Oct. 18, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271